Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	R$ 903,372	R$ 1,168,137	R$ 662,952
Gain from sale of farm	346,065	251,534	53,097
Gain (loss) on fair value of biological assets and agricultural products	78,238	549,764	527,348
Reversal of provision for agricultural products after harvest	(47,708)	(50,822)	(22,728)
Cost of sales	(886,225)	(1,142,688)	(729,145)
Gross income	393,742	775,925	491,524
Operating income (expenses)
Selling expenses	(41,008)	(43,578)	(27,951)
General and administrative expenses	(65,792)	(55,968)	(46,852)
Other operating income	(11,049)	13,829	(22,613)
Equity pickup	(70)	(31)	11
Operating income (loss)	275,823	690,177	394,119
Financial income	732,715	955,783	849,623
Financial expenses	(726,829)	(1,008,643)	(945,611)
Net financial income
Net income (loss) before taxes	281,709	637,317	298,131
Income and social contribution taxes	(13,173)	(117,217)	19,515
Net income (loss) for the year	268,536	520,100	317,646
Total assets	3,508,075	3,345,263	3,428,318
Total liabilities	1,310,933	1,129,215	1,245,717
Real estate [Member]
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	14,893	6,450	11,365
Gain from sale of farm	346,065	251,534	53,097
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales	(6,190)	(4,536)	(1,874)
Gross income	354,768	253,448	62,588
Operating income (expenses)
Selling expenses	(2,190)		(491)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	352,578	253,448	62,097
Financial income	238,012	356,337	269,001
Financial expenses	(263,195)	(324,297)	(233,339)
Net financial income
Net income (loss) before taxes	327,395	285,488	97,759
Income and social contribution taxes	(5,912)	(18,277)	(10,762)
Net income (loss) for the year	321,483	267,211	86,997
Total assets	1,418,129	1,691,599	1,486,493
Total liabilities	473,999	290,399	251,423
Grains [Member]
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	579,018	720,883	330,417
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	111,304	313,944	348,307
Reversal of provision for agricultural products after harvest	(47,168)	(49,244)	(22,728)
Cost of sales	(556,554)	(720,236)	(431,126)
Gross income	86,600	265,347	224,870
Operating income (expenses)
Selling expenses	(33,633)	(33,359)	(26,073)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	52,967	231,988	198,797
Financial income	184,845	423,883	524,696
Financial expenses	(167,664)	(497,102)	(601,953)
Net financial income
Net income (loss) before taxes	70,148	158,769	121,540
Income and social contribution taxes	(23,850)	(53,981)	(41,324)
Net income (loss) for the year	46,298	104,788	80,216
Total assets	259,859	402,120	392,283
Total liabilities	86,120	101,239	283,420
Cotton [Member]
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	38,195	25,242	27,771
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	(3,631)	7,122	30,051
Reversal of provision for agricultural products after harvest	(509)	(1,576)
Cost of sales	(34,565)	(24,967)	(37,082)
Gross income	(510)	5,821	20,740
Operating income (expenses)
Selling expenses	(3,394)	(794)	(289)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(3,904)	5,027	20,451
Financial income	13,697	17,490	3,253
Financial expenses	(13,964)	(25,924)	(7,431)
Net financial income
Net income (loss) before taxes	(4,170)	(3,407)	16,273
Income and social contribution taxes	1,418	1,158	(5,533)
Net income (loss) for the year	(2,752)	(2,249)	10,740
Total assets	34,347	38,625	25,289
Total liabilities	8	1,393	2,563
Sugarcane [Member]
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	244,830	378,919	264,978
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	(6,903)	227,717	142,302
Reversal of provision for agricultural products after harvest
Cost of sales	(242,165)	(352,519)	(231,543)
Gross income	(4,238)	254,117	175,737
Operating income (expenses)
Selling expenses	(1,068)	(1,260)	(563)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(5,306)	252,857	175,174
Financial income	25,891	11,363	3,406
Financial expenses	(15,838)	(8,127)	(8,929)
Net financial income
Net income (loss) before taxes	4,747	256,093	169,651
Income and social contribution taxes	(1,614)	(87,072)	(57,681)
Net income (loss) for the year	3,133	169,021	111,970
Total assets	97,393	274,605	218,017
Total liabilities	555,081	35,093	61,992
Cattle raising [Member]
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	24,807	31,507	28,966
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	(13,824)	968	10,234
Reversal of provision for agricultural products after harvest
Cost of sales	(25,536)	(27,948)	(25,596)
Gross income	(14,553)	4,527	13,604
Operating income (expenses)
Selling expenses	(553)	(970)	(535)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(15,106)	3,557	13,069
Financial income	4,023	3,054	4,113
Financial expenses	(2,195)	(2,746)	(7,273)
Net financial income
Net income (loss) before taxes	(13,278)	3,865	9,909
Income and social contribution taxes	4,515	(1,314)	(3,369)
Net income (loss) for the year	(8,763)	2,551	6,540
Total assets	54,271	69,749	47,587
Total liabilities
Other [Member]
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue	1,629	5,136	(545)
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products	(8,708)	13	(3,546)
Reversal of provision for agricultural products after harvest	(31)	(2)
Cost of sales	(21,215)	(12,482)	(1,924)
Gross income	(28,325)	(7,335)	(6,015)
Operating income (expenses)
Selling expenses	(170)	(7,195)
General and administrative expenses
Other operating income
Equity pickup
Operating income (loss)	(28,495)	(14,530)	(6,015)
Financial income
Financial expenses
Net financial income
Net income (loss) before taxes	(28,495)	(14,530)	(6,015)
Income and social contribution taxes	9,689	4,940	2,045
Net income (loss) for the year	(18,806)	(9,590)	(3,970)
Total assets	106,479	144,916	33,238
Total liabilities
Corporate [Member]
Segment Information (Details) - Schedule of Selected P&L, Liabilities and Assets Information by Segment [Line Items]
Net revenue
Gain from sale of farm
Gain (loss) on fair value of biological assets and agricultural products
Reversal of provision for agricultural products after harvest
Cost of sales
Gross income
Operating income (expenses)
Selling expenses
General and administrative expenses	(65,792)	(55,968)	(46,852)
Other operating income	(11,049)	13,829	(22,613)
Equity pickup	(70)	(31)	11
Operating income (loss)	(76,911)	(42,170)	(69,454)
Financial income	266,247	143,656	45,154
Financial expenses	(263,973)	(150,447)	(86,686)
Net financial income
Net income (loss) before taxes	(74,637)	(48,961)	(110,986)
Income and social contribution taxes	2,581	37,329	136,139
Net income (loss) for the year	(72,056)	(11,632)	25,153
Total assets	1,537,597	723,649	1,225,411
Total liabilities	R$ 195,725	R$ 701,091	R$ 646,319